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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:6/30/08

Check here if Amendment [ ] ; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Riley Investment Management LLC
Address:   11100 Santa Monica Blvd., Suite 810
           Los Angeles, CA  90025

Form 13F File Number:  28-12395

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Allison Brogan
Title: Authorized Person
Phone: 310 966-1445

Signature, Place, and Date of Signing:

/s/ Allison Brogan                Los Angeles, CA                08/12/08
------------------------------    ---------------------------    ---------------
          [Signature]                   [City, State]               [Date]

Report Type (Check only one.):


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                    --------------------------------------------

Form 13F Information Table Entry Total: 30
                                        ----------------------------------------

Form 13F Information Table Value Total: 137,765
                                        ----------------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                           FORM 13F INFORMATION TABLE

 COLUMN 1                     COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
 --------                     --------  --------  ----------        --------        --------   --------         --------
                                                                                                            Voting Authority
                                                                                                         ----------------------
                          Title of               Value       Shrs Or/ Sh/   Put/  Invstmt    Other
Name of Issuer             class    CUSIP      (x$1000)      Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------             -----    -----      ----------    -------  ---   ----  -------    --------   ----    ------    ----
ALDILA INC                 COM NEW    14384200     230        39,814  SH           SOLE                6,573     33,241

ASYST TECHNOLOGIES INC     COM        04648X107  5,239     1,467,635  SH           SOLE            1,323,853    143,782

CHARLOTTE RUSSE HLDG INC   COM        161048103  3,288       185,138  SH           SOLE                    -    185,138

CENTILLIUM
COMMUNICATIONS IN          COM        152319109  3,965     6,006,257  SH           SOLE            2,692,088  3,314,169

                           COM 0.0001
DDI CORP                   NEW        233162502 11,165     1,857,711  SH           SOLE              982,029    875,682

DITECH NETWORKS INC        COM        25500T108    491       228,321  SH           SOLE                    -    228,321

EXTREME NETWORKS INC       COM        30226D106     57        19,967  SH           SOLE                    -     19,967

FLIGHT SAFETY TECH INC
NEV                        COM NEW    33942T207  1,401       904,389  SH           SOLE              529,401    374,988

GLOBALOPTIONS GROUP INC    COM NEW    37946D209     42        18,000  SH           SOLE                    -     18,000

GSI TECHNOLOGY             COM        36241U106  4,071     1,049,316  SH           SOLE              118,426    930,890

INTEGRATED SILICON
SOLUTION                   COM        45812P107  2,397       430,986  SH           SOLE               57,684    373,302

ITERIS INC                 COM        46564T107  7,375     2,915,128  SH           SOLE            1,096,868  1,818,260

LCC INTERNATIONAL INC      CL A       501810105  2,741     2,883,516  SH           SOLE            1,647,744  1,235,772

LECROY CORP                COM        52324W109  4,894       548,707  SH           SOLE              114,604    434,103

MAGNETEK INC               COM        559424106 13,381     3,163,036  SH           SOLE            1,327,029  1,836,007

MAIR HOLDINGS INC          COM        560635104  4,418     1,090,465  SH           SOLE              438,038    652,427

MICRON TECHNOLOGY INC      COM        595112103    210        35,000  SH           SOLE                    -     35,000

OMNIVISION TECHNOLOGIES
INC                        COM        682128103  1,751       144,792  SH           SOLE                    -    144,792

PLANAR SYS INC             COM        726900103    168        64,877  SH           SOLE                    -     64,877

REGENT COMMUNICATIONS
INC DE                     COM        758865109  3,665     4,089,883  SH           SOLE            1,790,099  2,299,784

RAMBUS INC DEL             COM        750917106 10,016       525,183  SH           SOLE               15,000    510,183

SILICON STORAGE
TECHNOLOGY INC             COM        827057100 15,806     5,706,620  SH           SOLE            1,391,070  4,315,550

SYS                        COM        785070103  1,480       600,250  SH           SOLE                    -    600,250

MANAGEMENT NETWORK GROUP
INC                        COM        561693102  5,280     3,641,464  SH           SOLE            2,078,070  1,563,394

TRANSMETA CORP DEL         COM        89376R208 15,941     1,154,267  SH           SOLE              553,272    600,995

TRANS WORLD ENTMT CORP     COM        89336Q100 10,603     3,733,425  SH           SOLE            2,296,008  1,437,417

YOUBET COM INC             COM        987413101    296       233,421  SH           SOLE                    -    233,421

UNITED ONLINE INC          COM        911268100  3,374       336,346  SH           SOLE               71,100    265,246

SCHIFF NUTRITION INTL INC  COM        806693107    168        30,000  SH           SOLE                    -     30,000

                           COM PAR
ZILOG INC                  $0.01      989524301  3,852     1,219,138  SH           SOLE              427,356    791,782


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